UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares Large Cap Deep Buffer ETF
iShares Large Cap Moderate Buffer ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
07/31/2025
Date of reporting period:
01/31/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares Large Cap Moderate Buffer ETF
IVVM | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Large Cap Moderate Buffer ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Moderate Buffer ETF	$25(a)	0.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	7.90%	17.00%	15.27%
S&P 500® Index	10.12	26.38	24.24
Key Fund statistics
Net Assets	$89,868,544
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%
The inception date of the Fund was June 28, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.2%
Purchased Put Options	1.2%
Futures	(0.0	)%(a)
Written Put Options	(0.5)%
Written Call Options	(1.3)%
Money Market Funds	0.4%
Other assets, less liabilities	0.0	(b)
(a)	Rounds to greater than (0.1)%.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Moderate Buffer ETF
Semi-Annual Shareholder Report — January 31, 2025
IVVM-01/25-SAR

iShares Large Cap Deep Buffer ETF
IVVB | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Large Cap Deep Buffer ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Deep Buffer ETF	$26(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	8.35%	19.35%	15.20%
S&P 500® Index	10.12	26.38	24.24
Key Fund statistics
Net Assets	$82,087,964
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%
The inception date of the Fund was June 28, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.2%
Purchased Put Options	0.6%
Futures	(0.0	)%(a)
Written Put Options	(0.1)%
Written Call Options	(1.1)%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.0	)(a)
(a)	Rounds to greater than (0.1)%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Deep Buffer ETF
Semi-Annual Shareholder Report — January 31, 2025
IVVB-01/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

JANUARY 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust II

•	iShares Large Cap Moderate Buffer ETF | IVVM | Cboe BZX Exchange
•	iShares Large Cap Deep Buffer ETF | IVVB | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments (unaudited) January 31, 2025	iShares® Large Cap Moderate Buffer ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Equity Funds — 100.2%
iShares Core S&P 500 ETF(a)(b)	148,950	$90,064,107

Total Long-Term Investments — 100.2% (Cost: $80,553,116)		90,064,107

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(c)	384,320	384,320

Total Short-Term Securities — 0.4% (Cost: $384,320)		384,320

Options Purchased — 1.2% (Cost: $2,127,017)		1,101,900

Total Investments Before Options Written — 101.8% (Cost: $83,064,453)		91,550,327

Options Written — (1.8)% (Premiums Received: $(1,889,596))		(1,678,700)

Total Investments Net of Options Written — 100.0% (Cost: $81,174,857)		89,871,627

Liabilities in Excess of Other Assets — (0.0)%		(3,083)

Net Assets — 100.0%		$89,868,544

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$361,092	$23,228	(a)	$—	$—	$—	$384,320	384,320	$7,483	$—
iShares Core S&P 500 ETF	46,160,721	46,847,771		(8,936,328)	1,800,596	4,191,347	90,064,107	148,950	493,369	—

					$1,800,596	$4,191,347	$90,448,427		$500,852	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	19	03/21/25	$576	$(4,064)

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Large Cap Moderate Buffer ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
iShares Core S&P 500 ETF	1,499	04/01/25	USD	588.68	USD	90,639	$1,101,900

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
iShares Core S&P 500 ETF	1,499	04/01/25	USD	617.88	USD	90,639	$(1,154,065)

Put
iShares Core S&P 500 ETF	1,499	04/01/25	USD	559.25	USD	90,639	(524,635)

							$(1,678,700)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$	N/A	$(1,889,596)	$567,841	$(356,945)	$(1,678,700)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Options purchased
Investments at value — unaffiliated(a)	$—	$—	$1,101,900	$—	$—	$—	$1,101,900

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(b)	$—	$—	$4,064	$—	$—	$—	$4,064
Options written
Options written at value	—	—	1,678,700	—	—	—	1,678,700

	$—	$—	$1,682,764	$—	$—	$—	$1,682,764

(a)	Includes options purchased at value as reported in the Schedule of Investments.
(b)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

4	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Large Cap Moderate Buffer ETF

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$40,010	$—	$—	$—	$40,010
Options purchased(a)(b)	—	—	(2,938,214)	—	—	—	(2,938,214)
Options written(a)	—	—	2,191,733	—	—	—	2,191,733

	$—	$—	$(706,471)	$—	$—	$—	$(706,471)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(8,172)	$—	$—	$—	$(8,172)
Options purchased(c)	—	—	(888,001)	—	—	—	(888,001)
Options written	—	—	225,861	—	—	—	225,861

	$—	$—	$(670,312)	$—	$—	$—	$(670,312)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$560,773
Options:
Average value of option contracts purchased	$1,592,574
Average value of option contracts written	$1,495,397

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$90,064,107	$—	$—	$90,064,107
Short-Term Securities
Money Market Funds	384,320	—	—	384,320
Options Purchased
Equity Contracts	1,101,900	—	—	1,101,900

	$91,550,327	$—	$—	$91,550,327

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,682,764)	$—	$—	$(1,682,764)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) January 31, 2025	iShares® Large Cap Deep Buffer ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Equity Funds — 100.2%
iShares Core S&P 500 ETF(a)(b)	136,050	$82,263,993

Total Long-Term Investments — 100.2% (Cost: $77,831,445)		82,263,993

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(c)	299,867	299,867

Total Short-Term Securities — 0.4% (Cost: $299,867)		299,867

Options Purchased — 0.6% (Cost: $1,009,253)		488,431

Total Investments Before Options Written — 101.2% (Cost: $79,140,565)		83,052,291

Options Written — (1.2)% (Premiums Received: $(786,553))		(956,657)

Total Investments Net of Options Written — 100.0% (Cost: $78,354,012)		82,095,634

Liabilities in Excess of Other Assets — (0.0)%		(7,670)

Net Assets — 100.0%		$82,087,964

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$471,240	$—	$(171,373	)(a)	$—	$—	$299,867	299,867	$10,041	$—
iShares Core S&P 500 ETF	65,402,424	77,905,507	(69,505,612)		9,944,023	(1,482,349)	82,263,993	136,050	783,993	—

					$9,944,023	$(1,482,349)	$82,563,860		$794,034	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	17	03/21/25	$516	$(5,243)

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Large Cap Deep Buffer ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Put iShares Core S&P 500 ETF	1,369	04/02/25	USD 559.25	USD 82,778	$488,431

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call iShares Core S&P 500 ETF	1,369	04/02/25	USD 621.76	USD 82,778	$(857,733)

Put iShares Core S&P 500 ETF	1,369	04/02/25	USD 470.94	USD 82,778	(98,924)

					$(956,657)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$	N/A	$(786,553)	$100,645	$(270,749)	$(956,657)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Options purchased
Investments at value — unaffiliated(a)	$—	$—	$488,431	$—	$—	$—	$488,431

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(b)	$—	$—	$5,243	$—	$—	$—	$5,243
Options written
Options written at value	—	—	956,657	—	—	—	956,657

	$—	$—	$961,900	$—	$—	$—	$961,900

(a)	Includes options purchased at value as reported in the Schedule of Investments.
(b)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Large Cap Deep Buffer ETF

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$55,703	$—	$—	$—	$55,703
Options purchased(a)(b)	—	—	(2,307,320)	—	—	—	(2,307,320)
Options written(a)	—	—	1,368,727	—	—	—	1,368,727

	$—	$—	$(882,890)	$—	$—	$—	$(882,890)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(10,720)	$—	$—	$—	$(10,720)
Options purchased(c)	—	—	(454,333)	—	—	—	(454,333)
Options written	—	—	(112,658)	—	—	—	(112,658)

	$—	$—	$(577,711)	$—	$—	$—	$(577,711)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$559,129
Options:
Average value of option contracts purchased	$854,721
Average value of option contracts written	$776,071

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$82,263,993	$—	$—	$82,263,993
Short-Term Securities
Money Market Funds	299,867	—	—	299,867
Options Purchased
Equity Contracts	488,431	—	—	488,431

	$83,052,291	$—	$—	$83,052,291

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(961,900)	$—	$—	$(961,900)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited)

January 31, 2025

	iShares Large Cap Moderate Buffer ETF	iShares Large Cap Deep Buffer ETF

ASSETS
Investments, at value — unaffiliated(a)	$1,101,900	$488,431
Investments, at value — affiliated(b)	90,448,427	82,563,860
Cash	178	119
Cash pledged:
Futures contracts	33,000	29,000
Receivables:
Dividends — affiliated	1,074	1,243

Total assets	91,584,579	83,082,653

LIABILITIES
Options written, at value(c)	1,678,700	956,657
Payables:
Investment advisory fees	34,295	35,312
Variation margin on futures contracts	3,040	2,720

Total liabilities	1,716,035	994,689

Commitments and contingent liabilities

NET ASSETS	$89,868,544	$82,087,964

NET ASSETS CONSIST OF:
Paid-in capital	$80,128,397	$70,073,104
Accumulated earnings	9,740,147	12,014,860

NET ASSETS	$89,868,544	$82,087,964

NET ASSET VALUE
Shares outstanding	2,880,000	2,640,000

Net asset value	$31.20	$31.09

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$2,127,017	$1,009,253
(b) Investments, at cost — affiliated	$80,937,436	$78,131,312
(c) Premiums received	$1,889,596	$786,553

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	9

Statements of Operations (unaudited)

Six Months Ended January 31, 2025

	iShares Large Cap Moderate Buffer ETF	iShares Large Cap Deep Buffer ETF

INVESTMENT INCOME
Dividends — affiliated	$500,852	$794,034
Interest — unaffiliated	3,382	1,103

Total investment income	504,234	795,137

EXPENSES
Investment advisory	172,589	237,307
Interest expense	2,968	8,049

Total expenses	175,557	245,356

Less:
Investment advisory fees waived	(10,452)	(14,371)

Total expenses after fees waived	165,105	230,985

Net investment income	339,129	564,152

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(992)	(20,436)
Investments — affiliated	22,827	(662)
Options written	59	6,300
Futures contracts	40,010	55,703
In-kind redemptions — unaffiliated(a)	(745,547)	(924,458)
In-kind redemptions — affiliated(a)	1,777,769	9,944,685

	1,094,126	9,061,132

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(888,001)	(454,333)
Investments — affiliated	4,191,347	(1,482,349)
Options written	225,861	(112,658)
Futures contracts	(8,172)	(10,720)

	3,521,035	(2,060,060)

Net realized and unrealized gain	4,615,161	7,001,072

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,954,290	$7,565,224

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

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Statements of Changes in Net Assets

	iShares Large Cap Moderate Buffer ETF			iShares Large Cap Deep Buffer ETF
	Six Months Ended 01/31/25 (unaudited)		Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)		Year Ended 07/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$339,129		$122,276	$564,152		$161,619
Net realized gain (loss)	1,094,126		(1,036,860)	9,061,132		(727,040)
Net change in unrealized appreciation (depreciation)	3,521,035		4,871,554	(2,060,060)		5,465,678

Net increase in net assets resulting from operations	4,954,290		3,956,970	7,565,224		4,900,257

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(523,881	)(b)	—	(754,426	)(b)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	38,883,152		31,270,513	9,278,210		48,704,483

NET ASSETS
Total increase in net assets	43,313,561		35,227,483	16,089,008		53,604,740
Beginning of period	46,554,983		11,327,500	65,998,956		12,394,216

End of period	$89,868,544		$46,554,983	$82,087,964		$65,998,956

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	11

Financial Highlights

(For a share outstanding throughout each period)

	iShares Large Cap Moderate Buffer ETF
	Six Months Ended 01/31/25 (unaudited	)	Year Ended 07/31/24		Period From 06/28/23 to 07/31/23	(a)

Net asset value, beginning of period	$29.10		$25.74		$25.03

Net investment income (loss)(b)	0.15		0.13		(0.01)
Net realized and unrealized gain(c)	2.14		3.23		0.72

Net increase from investment operations	2.29		3.36		0.71

Distributions(d)
From net investment income	(0.18	)(e)	—		—
From net realized gain	(0.01)		—		—

Total distributions	(0.19)		—		—

Net asset value, end of period	$31.20		$29.10		$25.74

Total Return(f)
Based on net asset value	7.90	%(g)	13.02%		2.84	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.51	%(i)	0.51%		0.50	%(i)

Total expenses after fees waived	0.48	%(i)	0.48%		0.50	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.47	%(i)	0.48%		0.50	%(i)

Net investment income (loss)	0.98	%(i)	0.46%		(0.48	)%(i)

Supplemental Data
Net assets, end of period (000)	$89,869		$46,555		$11,328

Portfolio turnover rate	0	%(j)(k)	0	%(j)	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.
(k)	Rounds to less than 0.5%.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Large Cap Deep Buffer ETF
	Six Months Ended 01/31/25 (unaudited)		Year Ended 07/31/24		Period From 06/28/23 to 07/31/23	(a)

Net asset value, beginning of period	$28.95		$25.82		$25.03

Net investment income (loss)(b)	0.18		0.12		(0.01)
Net realized and unrealized gain(c)	2.23		3.01		0.80

Net increase from investment operations	2.41		3.13		0.79

Distributions from net investment income(d)	(0.27	)(e)	—		—

Net asset value, end of period	$31.09		$28.95		$25.82

Total Return(f)
Based on net asset value	8.35	%(g)	12.10%		3.16	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.52	%(i)	0.51%		0.50	%(i)

Total expenses after fees waived	0.49	%(i)	0.49%		0.50	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.47	%(i)	0.49%		0.50	%(i)

Net investment income (loss)	1.19	%(i)	0.46%		(0.48	)%(i)

Supplemental Data
Net assets, end of period (000)	$82,088		$65,999		$12,394

Portfolio turnover rate	0	%(j)(k)	0	%(j)(k)	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.
(k)	Rounds to less than 0.5%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock ETF Trust II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Large Cap Moderate Buffer	Non-Diversified
Large Cap Deep Buffer	Non-Diversified

Each Fund seeks to achieve its investment objective by investing primarily in iShares Core S&P 500 ETF (“Core S&P 500”). The unaudited Schedule of Investments and Statement of Assets and Liabilities as of January 31, 2025 for Core S&P 500 are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. Core S&P 500’s audited financial statements as of March 31, 2024 are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise

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Notes to Financial Statements (unaudited) (continued)

accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Flexible Exchange Options (“FLEX Options”) are valued at the last executed trade price on the options market in which the options trade. If there were no executed trades, FLEX Options are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Options: An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Options. FLEX Options provide the Funds with the ability to customize key option contract terms such as strike price, style and expiration date, while avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

which the Funds invest are European-style, which are exercisable at the strike price only on the expiration date. The FLEX Options traded by the Funds are listed on the Chicago Board Options Exchange (“CBOE”). Although each Fund will generally utilize FLEX Options that are physically settled, a fund may also utilize FLEX Options that are cash-settled. Cash-settled options give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option.

The Funds will purchase and sell call and put European-style FLEX Options. A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. A European-style put option gives the seller (holder) of the option the right (but not the obligation) to sell, and obligates the buyer (writer) to buy (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write put options, cash is segregated in an amount sufficient to cover the obligations. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Large Cap Moderate Buffer	0.50%
Large Cap Deep Buffer	0.50%

Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

Large Cap Moderate Buffer	$10,452
Large Cap Deep Buffer	14,371

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Large Cap Moderate Buffer	$46,847,770	$183,253
Large Cap Deep Buffer	77,905,507	99,248

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Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Large Cap Moderate Buffer	$—	$9,009,829
Large Cap Deep Buffer	—	69,407,463

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of July 31, 2024, the iShares Large Cap Deep Buffer ETF had non-expiring capital loss carryforwards available to offset future realized capital gains of $746,750.

As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Large Cap Moderate Buffer	$83,064,453	$10,078,832	$(1,386,126)	$8,692,706
Large Cap Deep Buffer	79,142,121	4,531,636	(796,813)	3,734,823

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2025, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

FLEX Options Risk: FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of the Funds. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Funds at prices that reflect the market price of the Funds’ shares, the Funds’ NAV and, in turn the share prices of the Funds, could be negatively impacted.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/25		Year Ended 07/31/24

iShares ETF	Shares	Amount	Shares	Amount

Large Cap Moderate Buffer
Shares sold	1,560,000	$47,491,996	1,680,000	$45,232,376
Shares redeemed	(280,000)	(8,608,844)	(520,000)	(13,961,863)

	1,280,000	$38,883,152	1,160,000	$31,270,513

Large Cap Deep Buffer
Shares sold	2,640,000	$79,194,349	3,160,000	$83,909,115
Shares redeemed	(2,280,000)	(69,916,139)	(1,360,000)	(35,204,632)

	360,000	$9,278,210	1,800,000	$48,704,483

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

As of January 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

iShares ETF

Large Cap Moderate Buffer	1,064,500
Large Cap Deep Buffer	950,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at blackrock.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at blackrock.com.

20	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information (continued)

Fund and Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, Pennsylvania 19103

Administrator, Custodian and Transfer Agent	Legal Counsel
The Bank of New York Mellon	Willkie Farr & Gallagher LLP
New York, NY 10286	New York, NY 10019

Distributor	Address of the Trust
BlackRock Investments, LLC	100 Bellevue Parkway
Princeton, NJ 08540	Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	21

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

22	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Financial Information

Schedules of Investments (Unaudited)

January 31, 2025

Statements of Assets and Liabilities (Unaudited)

January 31, 2025

iShares Trust

iShares Core S&P 500 ETF | IVV | NYSE Arca

23

Schedule of Investments (unaudited) January 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Axon Enterprise, Inc.(a)	849,586	$554,082,997
Boeing Co. (The)(a)(b)	8,767,393	1,547,620,212
GE Aerospace	12,692,884	2,583,890,396
General Dynamics Corp.	3,026,422	777,729,926
Howmet Aerospace, Inc.(b)	4,764,533	603,094,587
Huntington Ingalls Industries, Inc.	458,333	90,410,768
L3Harris Technologies, Inc.	2,224,381	471,591,016
Lockheed Martin Corp.	2,474,100	1,145,384,595
Northrop Grumman Corp.	1,606,156	782,631,634
RTX Corp.	15,609,837	2,012,888,481
Textron, Inc.(b)	2,176,243	166,504,352
TransDigm Group, Inc.	659,451	892,461,416

		11,628,290,380

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,384,490	137,742,910
Expeditors International of Washington, Inc.	1,641,664	186,460,197
FedEx Corp.	2,636,134	698,232,813
United Parcel Service, Inc., Class B	8,577,331	979,788,520

		2,002,224,440

Automobile Components — 0.0%
Aptiv plc(a)(b)	2,756,435	172,056,673
BorgWarner, Inc.	2,561,640	81,716,316

		253,772,989

Automobiles — 2.4%
Ford Motor Co.	45,778,570	461,447,985
General Motors Co.	12,895,797	637,826,120
Tesla, Inc.(a)	32,752,725	13,251,752,535

		14,351,026,640

Banks — 3.6%
Bank of America Corp.	78,287,551	3,624,713,611
Citigroup, Inc.	22,180,302	1,806,141,992
Citizens Financial Group, Inc.	5,168,436	245,862,501
Fifth Third Bancorp	7,863,966	348,452,333
Huntington Bancshares, Inc.	17,028,316	292,887,035
JPMorgan Chase & Co.	33,017,632	8,825,613,034
KeyCorp	11,625,152	209,020,233
M&T Bank Corp.	1,945,882	391,589,294
PNC Financial Services Group, Inc. (The)	4,653,376	935,095,907
Regions Financial Corp.	10,658,939	262,636,257
Truist Financial Corp.	15,568,849	741,388,589
US Bancorp	18,295,682	874,167,686
Wells Fargo & Co.	39,047,471	3,076,940,715

		21,634,509,187

Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	2,133,278	70,419,507
Coca-Cola Co. (The)	45,468,729	2,886,354,917
Constellation Brands, Inc., Class A	1,830,949	331,035,579
Keurig Dr Pepper, Inc.	13,203,779	423,841,306
Molson Coors Beverage Co., Class B	2,045,929	112,014,613
Monster Beverage Corp.(a)(b)	8,211,947	400,003,938
PepsiCo, Inc.	16,090,358	2,424,656,047

		6,648,325,907

Biotechnology — 1.6%
AbbVie, Inc.	20,724,594	3,811,252,837
Amgen, Inc.	6,304,058	1,799,304,234
Biogen, Inc.(a)	1,707,920	245,820,926
Gilead Sciences, Inc.	14,615,909	1,420,666,355
Incyte Corp.(a)	1,873,330	138,926,153
Moderna, Inc.(a)(b)	3,972,677	156,602,927

Security	Shares	Value

Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)	1,234,604	$830,863,800
Vertex Pharmaceuticals, Inc.(a)(b)	3,020,239	1,394,383,941

		9,797,821,173

Broadline Retail — 4.4%
Amazon.com, Inc.(a)(b)	109,752,595	26,085,996,779
eBay, Inc.	5,617,595	379,075,311

		26,465,072,090

Building Products — 0.5%
A O Smith Corp.	1,395,185	93,895,950
Allegion plc	1,020,124	135,401,059
Builders FirstSource, Inc.(a)(b)	1,349,690	225,776,143
Carrier Global Corp.	9,785,891	639,801,554
Johnson Controls International plc	7,834,308	611,076,024
Lennox International, Inc.(b)	376,001	222,750,512
Masco Corp.	2,530,252	200,598,379
Trane Technologies plc	2,639,029	957,307,770

		3,086,607,391

Capital Markets — 3.3%
Ameriprise Financial, Inc.	1,137,768	618,217,620
Bank of New York Mellon Corp. (The)	8,526,997	732,724,852
BlackRock, Inc.(b)(c)	1,707,401	1,836,309,778
Blackstone, Inc., Class A	8,467,479	1,499,675,206
CBOE Global Markets, Inc.	1,227,733	250,862,684
Charles Schwab Corp. (The)	17,532,015	1,450,248,281
CME Group, Inc., Class A	4,226,202	999,581,297
FactSet Research Systems, Inc.	445,524	211,361,041
Franklin Resources, Inc.	3,621,952	80,552,212
Goldman Sachs Group, Inc. (The)	3,681,461	2,357,607,624
Intercontinental Exchange, Inc.	6,733,796	1,076,262,615
Invesco Ltd.	5,264,323	101,232,931
KKR & Co., Inc.	7,916,872	1,322,671,805
MarketAxess Holdings, Inc.	442,333	97,591,930
Moody’s Corp.	1,827,561	912,757,066
Morgan Stanley	14,548,258	2,013,915,355
MSCI, Inc.	919,115	548,500,259
Nasdaq, Inc.	4,853,249	399,616,523
Northern Trust Corp.	2,324,654	261,035,398
Raymond James Financial, Inc.	2,145,829	361,529,270
S&P Global, Inc.	3,723,563	1,941,502,984
State Street Corp.	3,438,005	349,370,068
T. Rowe Price Group, Inc.	2,605,427	304,626,525

		19,727,753,324

Chemicals — 1.3%
Air Products & Chemicals, Inc.	2,607,257	874,108,982
Albemarle Corp.	1,377,066	115,935,186
Celanese Corp.(b)	1,281,983	91,072,072
CF Industries Holdings, Inc.	2,040,951	188,196,092
Corteva, Inc.	8,060,406	526,102,700
Dow, Inc.	8,210,512	320,620,494
DuPont de Nemours, Inc.	4,901,674	376,448,563
Eastman Chemical Co.	1,357,758	135,300,585
Ecolab, Inc.	2,955,563	739,452,307
FMC Corp.	1,466,067	81,777,217
International Flavors & Fragrances, Inc.	2,998,578	261,146,158
Linde plc	5,584,268	2,491,253,640
LyondellBasell Industries NV, Class A	3,046,937	230,653,131
Mosaic Co. (The)	3,720,650	103,768,928
PPG Industries, Inc.	2,720,841	313,930,635
Sherwin-Williams Co. (The)	2,717,379	973,256,463

		7,823,023,153

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 0.6%
Cintas Corp.	4,020,324	$806,356,385
Copart, Inc.(a)(b)	10,281,390	595,600,923
Republic Services, Inc.	2,387,171	517,705,775
Rollins, Inc.	3,294,293	163,067,503
Veralto Corp.(b)	2,900,370	299,869,254
Waste Management, Inc.	4,283,482	943,479,745

		3,326,079,585

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	12,114,813	1,395,989,902
Cisco Systems, Inc.	46,747,062	2,832,871,957
F5, Inc.(a)(b)	681,334	202,533,345
Juniper Networks, Inc.	3,878,107	135,190,810
Motorola Solutions, Inc.	1,959,957	919,709,822

		5,486,295,836

Construction & Engineering — 0.1%
Quanta Services, Inc.(b)	1,731,158	532,521,512

Construction Materials — 0.1%
Martin Marietta Materials, Inc.(b)	716,777	390,012,701
Vulcan Materials Co.	1,548,780	424,598,037

		814,610,738

Consumer Finance — 0.7%
American Express Co.	6,526,633	2,071,879,646
Capital One Financial Corp.	4,474,141	911,427,263
Discover Financial Services	2,944,512	592,111,918
Synchrony Financial	4,566,135	314,971,992

		3,890,390,819

Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	5,196,265	5,091,716,148
Dollar General Corp.	2,579,112	183,271,699
Dollar Tree, Inc.(a)(b)	2,368,128	173,702,189
Kroger Co. (The)	7,806,079	481,166,710
Sysco Corp.	5,760,982	420,090,807
Target Corp.	5,402,687	745,084,564
Walgreens Boots Alliance, Inc.	8,411,032	86,465,409
Walmart, Inc.	50,906,165	4,996,949,156

		12,178,446,682

Containers & Packaging — 0.2%
Amcor plc	16,945,388	164,709,171
Avery Dennison Corp.	942,535	175,057,026
Ball Corp.	3,499,940	194,946,658
International Paper Co.	4,072,289	226,541,437
Packaging Corp. of America	1,045,754	222,390,046
Smurfit WestRock plc(b)	5,795,250	307,669,822

		1,291,314,160

Distributors — 0.1%
Genuine Parts Co.	1,630,651	189,563,179
LKQ Corp.	3,044,979	113,851,765
Pool Corp.	445,830	153,476,977

		456,891,921

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	84,150,065	1,996,881,043
Verizon Communications, Inc.	49,369,483	1,944,663,935

		3,941,544,978

Electric Utilities — 1.5%
Alliant Energy Corp.	3,006,434	177,018,834
American Electric Power Co., Inc.	6,245,794	614,336,298
Constellation Energy Corp.	3,668,055	1,100,343,139
Duke Energy Corp.	9,059,486	1,014,571,837
Edison International	4,540,401	245,181,654

Security	Shares	Value

Electric Utilities (continued)
Entergy Corp.	5,029,052	$407,755,536
Evergy, Inc.	2,696,563	173,038,448
Eversource Energy	4,297,075	247,855,286
Exelon Corp.	11,784,450	471,378,000
FirstEnergy Corp.	6,015,426	239,413,955
NextEra Energy, Inc.	24,117,022	1,725,814,094
NRG Energy, Inc.	2,375,644	243,360,971
PG&E Corp.(b)	25,639,311	401,255,217
Pinnacle West Capital Corp.	1,334,324	116,032,815
PPL Corp.	8,655,817	290,835,451
Southern Co. (The)	12,849,919	1,078,750,700
Xcel Energy, Inc.	6,734,574	452,563,373

		8,999,505,608

Electrical Equipment — 0.8%
AMETEK, Inc.	2,712,723	500,660,157
Eaton Corp. plc	4,634,811	1,512,987,703
Emerson Electric Co.	6,687,168	868,997,482
GE Vernova, Inc.	3,232,794	1,205,444,227
Generac Holdings, Inc.(a)(b)	696,907	104,069,122
Hubbell, Inc.	629,442	266,260,260
Rockwell Automation, Inc.	1,324,031	368,649,951

		4,827,068,902

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	14,139,141	1,000,768,400
CDW Corp.	1,562,890	311,233,915
Corning, Inc.	9,037,271	470,661,074
Jabil, Inc.	1,323,397	214,932,907
Keysight Technologies, Inc.(a)(b)	2,035,269	362,990,226
TE Connectivity plc	3,508,499	519,152,597
Teledyne Technologies, Inc.(a)(b)	546,535	279,459,741
Trimble, Inc.(a)	2,863,194	214,625,022
Zebra Technologies Corp., Class A(a)(b)	604,916	237,090,777

		3,610,914,659

Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	11,604,922	535,915,298
Halliburton Co.	10,302,861	268,080,443
Schlumberger NV	16,561,401	667,093,232

		1,471,088,973

Entertainment — 1.4%
Electronic Arts, Inc.(b)	2,799,047	344,030,867
Live Nation Entertainment, Inc.(a)(b)	1,838,997	266,066,086
Netflix, Inc.(a)	5,013,125	4,896,619,975
Take-Two Interactive Software, Inc.(a)(b)	1,915,530	355,349,970
Walt Disney Co. (The)	21,238,259	2,401,197,562
Warner Bros Discovery, Inc.(a)(b)	26,183,104	273,351,606

		8,536,616,066

Financial Services — 4.5%
Apollo Global Management, Inc.(b)	5,242,248	896,319,563
Berkshire Hathaway, Inc., Class B(a)(b)	21,496,401	10,074,718,257
Corpay, Inc.(a)(b)	817,553	311,070,741
Fidelity National Information Services, Inc.	6,313,685	514,375,917
Fiserv, Inc.(a)(b)	6,672,144	1,441,449,990
Global Payments, Inc.	2,984,699	336,823,282
Jack Henry & Associates, Inc.	854,724	148,798,901
Mastercard, Inc., Class A	9,613,140	5,339,426,350
PayPal Holdings, Inc.(a)(b)	11,757,536	1,041,482,539
Visa, Inc., Class A	20,266,801	6,927,192,582

		27,031,658,122

Food Products — 0.6%
Archer-Daniels-Midland Co.	5,607,535	287,274,018
Bunge Global SA	1,635,519	124,512,061

25	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Campbell’s Co. (The)	2,300,726	$89,199,147
Conagra Brands, Inc.	5,599,915	144,981,799
General Mills, Inc.	6,510,770	391,557,708
Hershey Co. (The)	1,732,949	258,642,638
Hormel Foods Corp.	3,411,442	102,275,031
J M Smucker Co. (The)	1,248,128	133,412,402
Kellanova	3,153,176	257,709,075
Kraft Heinz Co. (The)	10,352,066	308,905,649
Lamb Weston Holdings, Inc.	1,670,274	100,116,224
McCormick & Co., Inc. (Non-Voting), NVS	2,958,376	228,475,379
Mondelez International, Inc., Class A	15,682,289	909,415,939
Tyson Foods, Inc., Class A	3,351,589	189,331,263

		3,525,808,333

Gas Utilities — 0.0%
Atmos Energy Corp.	1,820,537	259,444,728

Ground Transportation — 0.9%
CSX Corp.	22,616,035	743,389,070
JB Hunt Transport Services, Inc.	934,450	159,996,529
Norfolk Southern Corp.	2,653,287	677,384,171
Old Dominion Freight Line, Inc.	2,203,392	408,971,589
Uber Technologies, Inc.(a)(b)	24,695,248	1,650,877,329
Union Pacific Corp.	7,110,035	1,761,795,573

		5,402,414,261

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	20,341,269	2,602,258,543
Align Technology, Inc.(a)(b)	823,295	180,392,168
Baxter International, Inc.	5,988,667	194,990,998
Becton Dickinson & Co.	3,389,814	839,317,946
Boston Scientific Corp.(a)	17,284,689	1,769,260,766
Cooper Cos., Inc. (The)(a)	2,336,055	225,546,110
Dexcom, Inc.(a)(b)	4,580,803	397,751,125
Edwards Lifesciences Corp.(a)	6,917,034	501,139,113
GE HealthCare Technologies, Inc.(b)	5,358,095	473,119,789
Hologic, Inc.(a)(b)	2,724,030	196,511,524
IDEXX Laboratories, Inc.(a)(b)	960,327	405,306,010
Insulet Corp.(a)(b)	822,642	229,007,080
Intuitive Surgical, Inc.(a)(b)	4,177,182	2,388,846,842
Medtronic plc	15,040,465	1,365,975,031
ResMed, Inc.	1,721,590	406,605,126
Solventum Corp.(a)(b)	1,621,024	120,053,038
STERIS plc	1,157,611	255,426,867
Stryker Corp.	4,023,728	1,574,444,529
Teleflex, Inc.	544,070	98,063,177
Zimmer Biomet Holdings, Inc.	2,334,691	255,601,971

		14,479,617,753

Health Care Providers & Services — 2.2%
Cardinal Health, Inc.	2,838,248	350,977,748
Cencora, Inc.	2,056,717	522,838,029
Centene Corp.(a)	5,920,937	379,117,596
Cigna Group (The)	3,262,112	959,745,971
CVS Health Corp.	14,758,307	833,549,179
DaVita, Inc.(a)(b)	528,187	93,066,549
Elevance Health, Inc.	2,719,938	1,076,279,467
HCA Healthcare, Inc.	2,138,839	705,624,374
Henry Schein, Inc.(a)(b)	1,460,434	116,834,720
Humana, Inc.	1,412,151	414,085,038
Labcorp Holdings, Inc.	980,897	245,028,071
McKesson Corp.	1,488,722	885,417,409
Molina Healthcare, Inc.(a)(b)	670,829	208,232,030
Quest Diagnostics, Inc.	1,308,995	213,497,084
UnitedHealth Group, Inc.	10,792,871	5,855,024,589

Security	Shares	Value

Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	688,987	$129,915,389

		12,989,233,243

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,824,387	177,604,074
Healthpeak Properties, Inc.	8,204,888	169,512,986
Ventas, Inc.	4,919,923	297,261,748
Welltower, Inc.	6,937,622	946,846,651

		1,591,225,459

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	8,187,805	136,818,222

Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)	5,076,677	665,907,722
Booking Holdings, Inc.	388,156	1,838,912,339
Caesars Entertainment, Inc.(a)(b)	2,488,843	89,722,790
Carnival Corp.(a)(b)	12,182,191	337,081,225
Chipotle Mexican Grill, Inc.(a)	15,980,162	932,442,453
Darden Restaurants, Inc.	1,378,011	269,042,868
Domino’s Pizza, Inc.	405,095	181,936,266
Expedia Group, Inc.(a)(b)	1,440,437	246,242,705
Hilton Worldwide Holdings, Inc.	2,858,994	732,102,594
Las Vegas Sands Corp.	4,081,513	187,055,741
Marriott International, Inc., Class A	2,705,022	786,052,343
McDonald’s Corp.	8,404,345	2,426,334,402
MGM Resorts International(a)(b)	2,650,536	91,390,481
Norwegian Cruise Line Holdings Ltd.(a)(b)	5,154,216	146,122,024
Royal Caribbean Cruises Ltd.	2,901,038	773,416,731
Starbucks Corp.	13,293,415	1,431,434,927
Wynn Resorts Ltd.	1,083,513	94,103,104
Yum! Brands, Inc.	3,272,891	427,112,275

		11,656,412,990

Household Durables — 0.3%
DR Horton, Inc.	3,420,100	485,312,190
Garmin Ltd.	1,801,620	388,879,677
Lennar Corp., Class A	2,800,654	367,557,831
Millrose Properties, Inc., Class A(a)	1,406,320	15,553,894
Mohawk Industries, Inc.(a)	615,164	75,234,557
NVR, Inc.(a)(b)	35,935	288,061,428
PulteGroup, Inc.	2,405,153	273,658,308

		1,894,257,885

Household Products — 1.1%
Church & Dwight Co., Inc.	2,873,276	303,188,084
Clorox Co. (The)	1,451,674	230,351,630
Colgate-Palmolive Co.	9,581,710	830,734,257
Kimberly-Clark Corp.	3,911,034	508,317,089
Procter & Gamble Co. (The)	27,619,365	4,584,538,396

		6,457,129,456

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	8,325,891	91,584,801
Vistra Corp.	3,990,090	670,454,823

		762,039,624

Industrial Conglomerates — 0.4%
3M Co.	6,386,457	972,018,756
Honeywell International, Inc.	7,625,939	1,706,075,073

		2,678,093,829

Industrial REITs — 0.2%
Prologis, Inc.	10,861,958	1,295,288,492

Insurance — 2.1%
Aflac, Inc.	5,863,590	629,632,294
Allstate Corp. (The)	3,105,546	597,289,662

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
American International Group, Inc.	7,315,414	$538,853,395
Aon plc, Class A	2,536,314	940,515,957
Arch Capital Group Ltd.	4,394,591	409,004,584
Arthur J Gallagher & Co.	2,929,628	884,220,323
Assurant, Inc.	600,771	129,279,912
Brown & Brown, Inc.	2,783,527	291,323,936
Chubb Ltd.	4,396,516	1,195,324,770
Cincinnati Financial Corp.	1,833,479	251,278,297
Erie Indemnity Co., Class A, NVS	292,723	117,952,733
Everest Group Ltd.	504,187	175,210,024
Globe Life, Inc.	983,341	120,056,103
Hartford Financial Services Group, Inc. (The)	3,399,772	379,244,567
Loews Corp.(b)	2,120,021	181,155,794
Marsh & McLennan Cos., Inc.	5,759,763	1,249,177,399
MetLife, Inc.	6,821,250	590,106,338
Principal Financial Group, Inc.	2,467,848	203,474,068
Progressive Corp. (The)	6,870,260	1,693,106,874
Prudential Financial, Inc.	4,175,082	504,182,902
Travelers Cos., Inc. (The)	2,662,425	652,773,362
Willis Towers Watson plc	1,181,277	389,307,555
WR Berkley Corp.	3,530,576	207,703,786

		12,330,174,635

Interactive Media & Services — 7.2%
Alphabet, Inc., Class A	68,525,301	13,980,531,910
Alphabet, Inc., Class C, NVS	55,815,224	11,475,610,054
Match Group, Inc.(b)	2,941,055	104,995,664
Meta Platforms, Inc., Class A	25,566,527	17,619,939,078

		43,181,076,706

IT Services — 1.2%
Accenture plc, Class A	7,328,160	2,820,975,192
Akamai Technologies, Inc.(a)(b)	1,762,009	176,024,699
Cognizant Technology Solutions Corp., Class A	5,814,904	480,369,219
EPAM Systems, Inc.(a)	665,454	168,998,698
Gartner, Inc.(a)(b)	904,607	491,047,818
GoDaddy, Inc., Class A(a)(b)	1,646,473	350,122,483
International Business Machines Corp.	10,844,014	2,772,814,380
VeriSign, Inc.(a)	969,254	208,389,610

		7,468,742,099

Leisure Products — 0.0%
Hasbro, Inc.	1,535,495	88,813,031

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	3,369,712	510,578,762
Bio-Techne Corp.	1,864,494	137,133,534
Charles River Laboratories International, Inc.(a)(b)	598,986	98,688,933
Danaher Corp.(b)	7,538,894	1,679,213,250
IQVIA Holdings, Inc.(a)	2,022,160	407,182,138
Mettler-Toledo International, Inc.(a)(b)	247,489	337,683,891
Revvity, Inc.(b)	1,427,432	180,041,998
Thermo Fisher Scientific, Inc.	4,485,866	2,681,426,402
Waters Corp.(a)(b)	695,980	289,165,770
West Pharmaceutical Services, Inc.	849,349	290,095,151

		6,611,209,829

Machinery — 1.7%
Caterpillar, Inc.	5,662,187	2,103,162,739
Cummins, Inc.	1,608,838	573,148,537
Deere & Co.	2,984,105	1,422,105,079
Dover Corp.	1,608,955	327,711,954
Fortive Corp.(b)	4,068,936	330,926,565
IDEX Corp.	888,063	199,201,412
Illinois Tool Works, Inc.	3,151,517	816,747,146
Ingersoll Rand, Inc.(b)	4,726,430	443,339,134
Nordson Corp.	637,427	140,374,174

Security	Shares	Value

Machinery (continued)
Otis Worldwide Corp.	4,684,781	$447,021,803
PACCAR, Inc.	6,148,876	681,787,371
Parker-Hannifin Corp.	1,509,598	1,067,361,266
Pentair plc	1,937,854	200,916,703
Snap-on, Inc.	615,790	218,697,818
Stanley Black & Decker, Inc.	1,808,096	159,239,015
Westinghouse Air Brake Technologies Corp.	2,015,883	419,142,393
Xylem, Inc.	2,849,200	353,414,768

		9,904,297,877

Media — 0.4%
Charter Communications, Inc., Class A(a)(b)	1,133,996	391,784,278
Comcast Corp., Class A	44,765,983	1,506,822,988
Fox Corp., Class A, NVS(b)	2,590,475	132,580,511
Fox Corp., Class B	1,548,862	75,274,693
Interpublic Group of Cos., Inc. (The)	4,363,161	125,091,826
News Corp., Class A, NVS	4,443,855	124,961,202
News Corp., Class B(b)	1,314,032	41,589,113
Omnicom Group, Inc.	2,288,034	198,578,471
Paramount Global, Class B, NVS	6,981,161	75,955,031

		2,672,638,113

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	16,851,946	604,142,264
Newmont Corp.	13,351,467	570,374,670
Nucor Corp.	2,753,829	353,674,259
Steel Dynamics, Inc.	1,660,506	212,876,869

		1,741,068,062

Multi-Utilities — 0.6%
Ameren Corp.	3,130,466	294,889,897
CenterPoint Energy, Inc.	7,643,226	248,939,871
CMS Energy Corp.	3,501,652	231,109,032
Consolidated Edison, Inc.	4,062,636	380,831,499
Dominion Energy, Inc.	9,851,435	547,641,272
DTE Energy Co.	2,429,204	291,212,975
NiSource, Inc.	5,474,271	204,190,308
Public Service Enterprise Group, Inc.	5,843,064	488,129,567
Sempra	7,428,350	616,033,065
WEC Energy Group, Inc.	3,710,126	368,267,107

		3,671,244,593

Office REITs — 0.0%
BXP, Inc.	1,703,902	124,623,392

Oil, Gas & Consumable Fuels — 2.9%
APA Corp.	4,342,147	95,223,284
Chevron Corp.	19,600,541	2,924,204,712
ConocoPhillips	15,170,504	1,499,300,910
Coterra Energy, Inc.	8,638,819	239,468,063
Devon Energy Corp.	7,703,964	262,705,172
Diamondback Energy, Inc.	2,191,600	360,211,376
EOG Resources, Inc.	6,596,280	829,746,061
EQT Corp.	6,997,768	357,725,900
Exxon Mobil Corp.	51,544,618	5,506,511,541
Hess Corp.	3,241,404	450,652,398
Kinder Morgan, Inc.	22,667,726	622,909,110
Marathon Petroleum Corp.	3,769,171	549,205,906
Occidental Petroleum Corp.	7,923,355	369,624,511
ONEOK, Inc.	7,276,309	707,038,945
Phillips 66	4,843,434	570,895,566
Targa Resources Corp.	2,557,392	503,294,746
Texas Pacific Land Corp.(b)	220,817	286,437,188
Valero Energy Corp.	3,712,834	493,806,922
Williams Cos., Inc. (The)	14,296,281	792,442,856

		17,421,405,167

27	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	7,518,843	$505,792,569
Southwest Airlines Co.	7,033,573	216,001,027
United Airlines Holdings, Inc.(a)(b)	3,856,979	408,222,657

		1,130,016,253

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,737,679	228,404,559
Kenvue, Inc.	22,485,128	478,708,375

		707,112,934

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	23,785,974	1,402,183,167
Eli Lilly & Co.	9,240,678	7,494,929,112
Johnson & Johnson	28,236,022	4,296,110,747
Merck & Co., Inc.	29,666,962	2,931,689,185
Pfizer, Inc.	66,461,097	1,762,548,293
Viatris, Inc.	13,992,354	157,833,753
Zoetis, Inc., Class A	5,291,155	904,258,390

		18,949,552,647

Professional Services — 0.6%
Automatic Data Processing, Inc.	4,778,557	1,447,950,557
Broadridge Financial Solutions, Inc.	1,370,846	326,562,934
Dayforce, Inc.(a)(b)	1,847,148	130,667,249
Equifax, Inc.	1,453,679	399,441,916
Jacobs Solutions, Inc.	1,457,161	204,191,971
Leidos Holdings, Inc.	1,564,872	222,258,770
Paychex, Inc.	3,756,510	554,723,832
Paycom Software, Inc.(b)	569,440	118,192,966
Verisk Analytics, Inc.	1,656,088	476,025,935

		3,880,016,130

Real Estate Management & Development — 0.1%(a)(b)
CBRE Group, Inc., Class A	3,527,674	510,595,535
CoStar Group, Inc.	4,807,914	368,286,212

		878,881,747

Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,665,929	369,019,933
Camden Property Trust	1,250,365	142,179,004
Equity Residential	4,004,085	282,808,523
Essex Property Trust, Inc.	753,865	214,527,363
Invitation Homes, Inc.	6,681,571	208,130,937
Mid-America Apartment Communities, Inc.	1,370,741	209,147,662
UDR, Inc.	3,518,378	146,857,098

		1,572,670,520

Retail REITs — 0.3%
Federal Realty Investment Trust	895,686	97,298,370
Kimco Realty Corp.	7,905,458	177,477,532
Realty Income Corp.	10,264,264	560,839,385
Regency Centers Corp.	1,913,835	137,489,906
Simon Property Group, Inc.	3,596,832	625,345,212

		1,598,450,405

Semiconductors & Semiconductor Equipment — 10.5%
Advanced Micro Devices, Inc.(a)(b)	19,031,892	2,206,747,877
Analog Devices, Inc.	5,822,752	1,233,782,921
Applied Materials, Inc.	9,668,412	1,743,698,104
Broadcom, Inc.	54,775,391	12,120,150,767
Enphase Energy, Inc.(a)(b)	1,582,458	98,555,484
First Solar, Inc.(a)(b)	1,255,550	210,329,736
Intel Corp.	50,581,829	982,804,938
KLA Corp.	1,568,706	1,158,081,517
Lam Research Corp.	15,089,934	1,223,039,151
Microchip Technology, Inc.	6,297,926	341,977,382
Micron Technology, Inc.(b)	13,003,073	1,186,400,381

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	572,081	$364,627,267
NVIDIA Corp.	287,681,944	34,541,971,016
NXP Semiconductors NV(b)	2,980,681	621,621,023
ON Semiconductor Corp.(a)	4,993,645	261,367,379
QUALCOMM, Inc.	13,029,541	2,253,198,525
Skyworks Solutions, Inc.	1,871,775	166,138,749
Teradyne, Inc.	1,909,995	221,158,321
Texas Instruments, Inc.	10,698,263	1,975,006,332

		62,910,656,870

Software — 10.1%
Adobe, Inc.(a)(b)	5,162,558	2,258,360,997
ANSYS, Inc.(a)(b)	1,025,594	359,470,697
Autodesk, Inc.(a)	2,521,469	785,034,158
Cadence Design Systems, Inc.(a)(b)	3,216,492	957,292,349
Crowdstrike Holdings, Inc., Class A(a)(b)	2,729,248	1,086,431,751
Fair Isaac Corp.(a)(b)	285,546	534,987,564
Fortinet, Inc.(a)	7,460,684	752,633,802
Gen Digital, Inc.	6,359,687	171,139,177
Intuit, Inc.	3,287,196	1,977,281,266
Microsoft Corp.	87,194,497	36,190,947,925
Oracle Corp.	18,849,047	3,205,468,933
Palantir Technologies, Inc., Class A(a)(b)	24,039,733	1,983,037,575
Palo Alto Networks, Inc.(a)(b)	7,675,843	1,415,578,966
PTC, Inc.(a)(b)	1,408,845	272,583,331
Roper Technologies, Inc.	1,257,555	723,911,536
Salesforce, Inc.	11,211,740	3,831,051,558
ServiceNow, Inc.(a)(b)	2,415,917	2,460,321,555
Synopsys, Inc.(a)	1,801,550	946,678,494
Tyler Technologies, Inc.(a)(b)	501,935	301,984,173
Workday, Inc., Class A(a)(b)	2,498,015	654,629,811

		60,868,825,618

Specialized REITs — 0.9%
American Tower Corp.	5,480,251	1,013,572,422
Crown Castle, Inc.	5,096,860	455,047,661
Digital Realty Trust, Inc.	3,656,836	599,209,147
Equinix, Inc.	1,131,589	1,033,887,606
Extra Space Storage, Inc.	2,486,098	382,859,092
Iron Mountain, Inc.	3,441,628	349,566,156
Public Storage	1,848,273	551,672,525
SBA Communications Corp.	1,261,002	249,123,555
VICI Properties, Inc.	12,363,097	368,049,398
Weyerhaeuser Co.(b)	8,521,178	260,918,470

		5,263,906,032

Specialty Retail — 1.9%
AutoZone, Inc.(a)(b)	198,246	664,165,732
Best Buy Co., Inc.	2,288,769	196,513,706
CarMax, Inc.(a)(b)	1,814,697	155,410,651
Home Depot, Inc. (The)	11,649,103	4,799,197,454
Lowe’s Cos., Inc.	6,653,086	1,730,068,484
O’Reilly Automotive, Inc.(a)	677,055	876,393,533
Ross Stores, Inc.	3,890,838	585,804,569
TJX Cos., Inc. (The)	13,227,424	1,650,650,241
Tractor Supply Co.	6,326,014	343,882,121
Ulta Beauty, Inc.(a)	552,554	227,735,131

		11,229,821,622

Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	177,274,739	41,836,838,403
Dell Technologies, Inc., Class C	3,602,346	373,203,046
Hewlett Packard Enterprise Co.	15,230,480	322,733,871
HP, Inc.	11,302,253	367,323,222
NetApp, Inc.	2,401,647	293,241,099
Seagate Technology Holdings plc	2,480,774	239,047,383

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.(a)(b)	5,903,750	$168,374,950
Western Digital Corp.(a)	4,054,381	264,061,834

		43,864,823,808

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	1,781,706	316,003,376
Lululemon Athletica, Inc.(a)(b)	1,324,709	548,694,468
NIKE, Inc., Class B	13,963,048	1,073,758,391
Ralph Lauren Corp., Class A	471,656	117,772,503
Tapestry, Inc.	2,732,989	199,344,218

		2,255,572,956

Tobacco — 0.6%
Altria Group, Inc.	19,876,359	1,038,142,230
Philip Morris International, Inc.	18,234,709	2,374,159,112

		3,412,301,342

Trading Companies & Distributors — 0.3%
Fastenal Co.	6,718,670	492,075,391
United Rentals, Inc.	769,600	583,402,976
WW Grainger, Inc.	519,739	552,311,043

		1,627,789,410

Water Utilities — 0.1%
American Water Works Co., Inc.	2,285,670	284,885,909

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	5,716,162	1,331,694,261

Total Long-Term Investments — 99.8% (Cost: $517,981,225,678)		599,923,431,478

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.7%(c)(d)

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)	2,850,071,802	$2,851,496,838
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%	1,391,665,214	1,391,665,214

Total Short-Term Securities — 0.7% (Cost: $4,241,552,161)		4,243,162,052

Total Investments — 100.5% (Cost: $522,222,777,839)		604,166,593,530
Liabilities in Excess of Other Assets — (0.5)%		(3,186,031,012)

Net Assets — 100.0%		$600,980,562,518

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	3,414	03/21/25	$1,035,680	$6,384,864

29	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (unaudited) (continued) January 31, 2025	iShares® Core S&P 500 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$599,907,877,584	$15,553,894	$—	$599,923,431,478
Short-Term Securities
Money Market Funds	4,243,162,052	—	—	4,243,162,052

	$604,151,039,636	$15,553,894	$—	$604,166,593,530

Derivative Financial Instruments(a)
Assets
Equity contracts	$6,384,864	$—	$—	$6,384,864

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	30

Statements of Assets and Liabilities (unaudited)

January 31, 2025

iShares Core S&P 500 ETF
ASSETS
Investments, at value — unaffiliated(a)(b)	$598,087,121,700
Investments, at value — affiliated(c)	6,079,471,830
Cash	4,768
Cash pledged:
Futures contracts	96,886,000
Receivables:
Investments sold	149,947,142
Securities lending income — affiliated	618,743
Capital shares sold	1,778,823
Dividends — unaffiliated	331,900,694
Dividends — affiliated	4,397,959

Total assets	604,752,127,659

LIABILITIES
Collateral on securities loaned	2,998,884,868
Payables:
Investments purchased	746,967,605
Capital shares redeemed	1,423,058
Investment advisory fees	15,155,262
Variation margin on futures contracts	9,134,348

Total liabilities	3,771,565,141

Commitments and contingent liabilities

NET ASSETS	$600,980,562,518

NET ASSETS CONSIST OF:
Paid-in capital	$462,759,198,834
Accumulated earnings	138,221,363,684

NET ASSETS	$600,980,562,518

NET ASSET VALUE
Shares outstanding	993,450,000

Net asset value	$604.94

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$516,527,242,733
(b) Securities loaned, at value	$2,778,348,095
(c) Investments, at cost — affiliated	$5,695,535,106

31	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	32

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: March 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: March 24, 2025